Corporate and Group information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Corporate And Group Information [Abstract]
Summary of Subsidiaries

The consolidated financial statements of the Group include:

			% of equity interest
Name	Legal seat	Country of incorporation	2024	2023
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%